SUPPLEMENT DATED FEBRUARY 28, 2011
TO

PROSPECTUS DATED APRIL 30, 2010
FOR SUN LIFE FINANCIAL MASTERS ACCESS

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV AND SUN LIFE FINANCIAL MASTERS VII

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective as of April 30, 2011, the Oppenheimer Main Street Small Cap Fund®/VA will change its name to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters Access, Masters IV, Masters VII (US)                                                                                                                                          2/2011